Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Common stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	1,373,171,556	1,399,401,420	1,414,443,390
Net change	868,505	(26,229,864)	(15,041,970)
At end of period	1,374,040,061	1,373,171,556	1,399,401,420
Treasury stock [member]
Disclosure of classes of share capital [line items]
At beginning of period	3,645,043	3,800,918	3,884,968
Net change	(32,741)	(155,875)	(84,050)
At end of period	3,612,302	3,645,043	3,800,918